Warrants and Options (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 19, 2023	Feb. 21, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants							442,650
Weighted average exercise price		$ 1.00
Stock repurchased and retired during period shares					211,000
Compensation expense				$ 105,000	$ 3,244,564	$ 9,387,965
Options outstanding					8,134,280	4,584,280
Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense					$ 2,048,270
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding			8,030,950		8,030,950
Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option of granted					300,000
Weighted average exercise price					$ 1.00
Stock based expense					$ 142,169
Option term					two-year
PIPE Agreement [Member] | Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share	$ 1.00
Issuance of common stock warrants	$ 8,631,574
Warrant price per share	$ 0.125
PIPE Agreement [Member] | One Common Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable	4,315,787
PIPE Agreement [Member] | Two common warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable	4,315,787
Officers Directors Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option of granted					3,250,000	4,383,950
Weighted average exercise price					$ 0.76
Stock based expense					$ 2,048,270
Option term					five-year
Officers Directors Employees [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price					$ 0.76	$ 0.25
Officers Directors Employees [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price					$ 0.84	$ 5.59
Public Offering Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants					11,607,142
Warrant price per share					$ 2.79
Public Offering Warrants [Member] | Underwriter [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants					442,650
Warrant price per share					$ 3.50
Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants					2,260,000	525,000
Warrant price per share					$ 2.79	$ 6.00
Warrants terms					5 years	5 years
Convertible Note Warrants [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share					$ 1.00
Convertible Note Warrants [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share					$ 2.79